Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Ownership Interest in Subsidiaries
Ownership interest in subsidiaries at December 31 is as follows:

	Interest - %
	2020	2019	2018

Direct subsidiaries
Vinci Assessoria financeira Ltda. (*)	100	100	100
Vinci Equities Gestora de Recursos Ltda. (*)	100	100	100
Vinci Gestora de Recursos Ltda. (*)	100	100	100
Vinci Capital Gestora de Recursos Ltda. (*)	100	100	100
Vinci Gestão de Patrimônio Ltda.	100	100	100
Vinci Real Estate Gestora de Recursos Ltda. (**)	100	80	80
Vinci Capital Partners GP Limited.	100	100	100
Vinci USA LLC	100	100	100
Vinci GGN de Recursos Ltda. (*)	100	100	100
Vinci Infraestrutura Gestora de Recursos Ltda. (***)	100	80	80
Vinci Financial Ventures (VF2) GP (****)	—	100	100
Vinci Capital Partners GP III Limited.	100	100	100
GGN GP LLC	100	100	—
Amalfi Empreendimentos e Participações Ltda.	100	100	—

(*)	Minority interest represents less than 0.001%.
(**)
On August 31, 2020, Vinci acquired the remaining interest of its investee Vinci Real Estate Gestora de Recursos Ltda from the minority quotaholder, by the price of R$ 1.00 per quota. The transaction was settled by the nominal value of the quota, in the amount of R$ 657 for the acquisition of 657,200 quotas.

(***)
On November 21, 2020, Vinci acquired the remaining interest of its investee Vinci Infraestrutura Gestora de Recursos Ltda from the minority quotaholder, by the price of R$ 1.00 per quota. The transaction was settled by the nominal value of the quota, in the amount of R$ 526 for the acquisition of 526.020 quotas.

(****)	Vinci Financial Ventures (VF2) GP was terminated on June 2 nd , 2020.